Label	Element	Value
Prospectus Summary | Lord Abbett Multi-Asset Income Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Multi-Asset Income Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek a high level of current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 292 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund is a “fund-of-funds” that invests in affiliated investment companies (the “underlying funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Under normal conditions, through the underlying funds, the Fund indirectly invests in fixed income securities of various types, select U.S. equity securities across all market capitalization ranges and all investment styles, and foreign (including emerging market) securities. The Fund tactically allocates its assets among these asset classes in response to market conditions or to seek to capitalize on investment opportunities. The Fund uses a “blend” strategy to gain investment exposure to both growth and value stocks, or to stocks with characteristics of both.

Currently, the underlying funds invest in fixed income securities consisting principally of high-yield debt securities, investment grade debt securities, mortgage-related and other asset-backed securities, municipal bonds, U.S. Government securities, convertible securities, bank loans, inflation-linked investments, and cash equivalents. Certain of the underlying funds may invest up to 100% of their assets in fixed income securities that are below investment grade (commonly referred to as “high-yield” or “junk” bonds).

Equity securities in which an underlying fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics.

Securities of foreign companies include emerging market companies, American Depositary Receipts (“ADRs”), and other similar depositary receipts, and may be traded on a U.S. or non-U.S. securities exchange and may be denominated in non-U.S. currencies.

In addition to investing in the underlying funds, the Fund may invest directly in any type of derivative as part of its investment strategies or for risk management purposes. Currently, the Fund may invest in derivatives consisting principally of futures, forwards, options, and swaps. To the extent that the Fund invests directly in derivatives, the Fund intends to do so primarily for non-hedging purposes. The market value of the Fund’s directly held positions in derivatives, determined at the time of the most recent position established, will not exceed 50% of the Fund’s net assets. The Fund currently expects, however, that under normal conditions the market value of such instruments, determined at the time of the most recent position established, will not exceed 35% of the Fund’s net assets. These percentage limitations exclude Fund assets indirectly invested in derivatives through the underlying funds.

The Fund’s portfolio management team tactically allocates the Fund’s assets among the underlying funds based on market conditions, interest rate changes, and regulatory developments, among other considerations. The Fund may sell or reallocate its investments among the underlying funds for a variety of reasons, such as to secure gains, limit losses, redeploy assets, increase cash, or satisfy redemption requests, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions.
Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter 2nd Q 2020 +13.27% Worst Quarter 1st Q 2020 -13.49%
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund and a performance average of similar mutual funds. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | PRINCIPAL RISKS
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund also are the principal risks of investing in the underlying funds. These risks, which could adversely affect the Fund’s performance, include:

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Underlying Funds Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Underlying Funds Risk: The assets of the Fund are invested principally in the underlying funds. As a result, the investment performance of the Fund is directly related to the investment performance of the underlying funds in which it invests. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. To the extent that the Fund invests a significant portion of its assets in a single underlying fund it may be more susceptible to risks associated with that fund and its investments. It is possible that the holdings of underlying funds may contain securities of the same issuers, thereby increasing the Fund’s exposure to such issuers. There can be no assurance that the investment objective of any underlying fund will be achieved. In addition, the Fund’s shareholders will indirectly bear their proportionate share of the underlying funds’ fees and expenses, as well as their proportionate share of the Fund’s fees and expenses.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Affiliated Underlying Funds Risk
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Risk [Text Block]	oef_RiskTextBlock

• Affiliated Underlying Funds Risk: The Fund invests principally in underlying funds advised by Lord Abbett, which presents certain conflicts of interest. Generally, Lord Abbett will receive more revenue from investing in the underlying funds than it would if it invested in unaffiliated funds. In addition, Lord Abbett is subject to conflicts of interest in allocating portfolio assets among the various underlying funds because the fees payable to Lord Abbett by underlying funds differ. Lord Abbett may have an incentive to select underlying funds that will result in the greatest net management fee revenue to Lord Abbett and its affiliates, even if that results in increased expenses for the Fund. In addition, the Fund’s investments in affiliated underlying funds may be beneficial to Lord Abbett in managing the underlying funds, by helping the underlying funds achieve economies of scale or by enhancing cash flows to the underlying funds. If the Fund invests in an underlying fund with higher expenses, the Fund’s performance would be lower than if the Fund had invested in an underlying fund with comparable performance but lower expenses.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · New Underlying Funds Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• New Underlying Funds Risk: The Fund may invest in underlying funds that are recently organized. There can be no assurance that a new underlying fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, until the Fund achieves sufficient scale, the Fund may experience proportionally higher expenses than it would experience if it invested in a fund with a larger asset base.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Market Risk
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Risk [Text Block]	oef_RiskTextBlock

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Fixed Income Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news due to their increased credit risk relative to other fixed-income investments. In addition, as interest rates rise, the Fund’s investments typically will lose value. Fiscal, economic, monetary, or other governmental policies or measures have in the past—and may in the future—cause or exacerbate interest rate risks.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · High Yield Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• High Yield Securities Risk: High yield securities (commonly referred to as “junk” bonds) typically pay a higher yield than investment grade securities, but may have greater price fluctuations and have a higher risk of default than investment grade securities. The market for high yield securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Loan Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Loan Risk: Investments in floating or adjustable rate loans are subject to increased credit and liquidity risks. Loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the loan market or related markets. Below investment grade loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Loans may be subject to structural subordination and may be subordinated to other obligations of the borrower or its subsidiaries.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Government Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support. Past long-term U.S. credit rating downgrades have introduced greater uncertainty about the ability of the United States to repay its obligations. The value of the Fund’s shares may be adversely affected by any future rating agency downgrades.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Municipal Securities Risk
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Risk [Text Block]	oef_RiskTextBlock

• Municipal Securities Risk: Municipal securities are subject to the same risks affecting fixed income securities in general. In addition, the prices of municipal securities may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer, including an insolvent municipality filing for bankruptcy. The Fund may be more sensitive to these events and conditions if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), in particular types of municipal securities (such as general obligation bonds, private activity bonds, and special tax bonds), or in the securities of issuers located within a single state, municipality, territory (such as Puerto Rico), or geographic area. The market for municipal securities generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its municipal securities. Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g., companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of municipal securities issued by such facilities.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Mortgage-Related and Other Asset-Backed Securities Risk
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Risk [Text Block]	oef_RiskTextBlock

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related securities, including commercial mortgage-backed securities (“CMBS”) and other privately issued mortgage-related securities, and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of mortgage-related and other asset-backed securities, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Inflation-Linked Investments Risk
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Risk [Text Block]	oef_RiskTextBlock

• Inflation-Linked Investments Risk: Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Inverse Floaters Risk
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Risk [Text Block]	oef_RiskTextBlock

• Inverse Floaters Risk: The Fund, through the underlying funds, may invest in inverse floaters. An inverse floater is a type of municipal bond derivative instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. The value and income of an inverse floater generally is more volatile than the value and income of a fixed rate municipal bond. The value and income of an inverse floater generally fall when interest rates rise. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. An underlying fund’s net cash investment in inverse floaters is significantly less than the value of the underlying municipal bonds. This creates leverage, which increases as the value of the inverse floaters becomes greater in proportion to the value of the underlying municipal bonds.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Credit Risk
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Risk [Text Block]	oef_RiskTextBlock

• Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of securities issued by that issuer may decline. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured debt securities have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Interest Rate Risk
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Risk [Text Block]	oef_RiskTextBlock

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Equity Securities Risk
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Risk [Text Block]	oef_RiskTextBlock

• Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Industry and Sector Risk
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Risk [Text Block]	oef_RiskTextBlock

• Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund is overweight in a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Large Company Risk
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Risk [Text Block]	oef_RiskTextBlock

• Large Company Risk: Larger, more established companies may be less able to respond quickly to certain market developments. In addition, larger companies may have slower rates of growth as compared to successful, but less well-established, smaller companies.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Mid-Sized and Small Company Risk
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Risk [Text Block]	oef_RiskTextBlock

• Mid-Sized and Small Company Risk: Investments in mid-sized and small companies may involve greater risks than investments in larger, more established companies. Securities of mid-sized and small companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized and small companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Blend Style Risk
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Risk [Text Block]	oef_RiskTextBlock

• Blend Style Risk: Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers. The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. A portfolio that combines growth and value styles may diversify these risks and lower its volatility, but there is no assurance this strategy will achieve that result.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Foreign and Emerging Market Company Risk
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Risk [Text Block]	oef_RiskTextBlock

• Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks. These companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. Foreign company securities also include American Depositary Receipts (“ADRs”), which may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. In certain emerging market countries, governments participate to a significant degree in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Foreign Currency Risk
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Risk [Text Block]	oef_RiskTextBlock

• Foreign Currency Risk: Investments in securities that are denominated or receiving revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Sovereign Debt Risk
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Risk [Text Block]	oef_RiskTextBlock

• Sovereign Debt Risk: Sovereign debt securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Convertible Securities Risk
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Risk [Text Block]	oef_RiskTextBlock

• Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Derivatives Risk
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Risk [Text Block]	oef_RiskTextBlock

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. Derivatives are also subject to liquidity risk and the risk that the counterparty to a derivative transaction may fail to fulfill its contractual obligations under the derivative contract. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | · Liquidity/Redemption Risk
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Risk [Text Block]	oef_RiskTextBlock

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.87%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Morningstar Moderately Conservative Allocation Category Average
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Morningstar Moderately Conservative Allocation Category Average
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.51%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1],[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 341
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	849
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,602
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	341
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	849
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,602
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	13.27%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(13.49%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.88%
Annual Return [Percent]	oef_AnnlRtrPct	9.28%
Annual Return [Percent]	oef_AnnlRtrPct	9.17%
Annual Return [Percent]	oef_AnnlRtrPct	(6.41%)
Annual Return [Percent]	oef_AnnlRtrPct	15.86%
Annual Return [Percent]	oef_AnnlRtrPct	13.81%
Annual Return [Percent]	oef_AnnlRtrPct	7.54%
Annual Return [Percent]	oef_AnnlRtrPct	(14.30%)
Annual Return [Percent]	oef_AnnlRtrPct	9.03%
Annual Return [Percent]	oef_AnnlRtrPct	9.95%
Annual Return [Percent]	oef_AnnlRtrPct	11.37%
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.50%
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.04%
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[4]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,038
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,038
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.56%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.45%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.34%	[5]
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class F Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,236
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,236
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.29%
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class F3 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,049
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,049
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.95%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,120
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.39%
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class P
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.36%
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class R2 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,802
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,802
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.76%
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class R3 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,691
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	144
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	446
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	771
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,691
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.86%
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class R4 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,409
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,409
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.13%
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class R5 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,120
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.40%
Prospectus Summary | Lord Abbett Multi-Asset Income Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.66%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,049
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	471
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,049
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.55%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.45%

[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]

Includes interest expense from certain underlying affiliated funds of 0.16%. Excluding interest expense of the applicable underlying affiliated funds, Total Annual Fund Operating Expenses are 1.00%, 1.75%, 0.85%, 0.69%, 0.75%, 1.20%, 1.35%, 1.25%, 1.00%, 0.75% and 0.69% for Class A, Class C, Class F, Class F3, Class I, Class P, Class R2, Class R3, Class R4, Class R5 and Class R6, respectively.

[4]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[5]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.